Operating segments - Additional Information (Details)	12 Months Ended
	Mar. 31, 2020 CAD ($) Customer	Mar. 31, 2019 CAD ($) Customer
Disclosure Of Operating Segments [Line Items]
Description of factors used to identify entity's reportable segments	The Corporation’s reportable segments are the nutraceutical and the cannabis segments. The nutraceutical segment offers turnkey solutions including services such as raw material sourcing, formulation, quality control and quality assurance primarily for omega-3 and hemp-derived ingredients under different delivery forms such as softgels, capsules and liquids. In the cannabis segment, Neptune provides extraction and purification services from cannabis and hemp biomass. The Company also offers formulation and manufacturing solutions for value added product forms such as tinctures, sprays, topicals, vapor products and edibles and beverages.
Revenues for non-cash consideration	$ 168,955
Major Customer One | Nutraceutical
Disclosure Of Operating Segments [Line Items]
Income from major customer per segment	$ 5,033,261	$ 5,108,976
Number of customers representing ten percent or more of sales | Customer	1	1
Percentage of entity's revenue	25.62%	20.90%
Major Customer One | Cannabis
Disclosure Of Operating Segments [Line Items]
Income from major customer per segment	$ 2,215,592
Number of customers representing ten percent or more of sales | Customer	1
Percentage of entity's revenue	27.44%